Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 429,903	$ 65,885	¥ 381,677	¥ 208,867
Cost of revenues:
Cost of revenues:	(115,981)	(17,775)	(108,343)	(73,808)
Gross Profit	313,922	48,110	273,334	135,059
Operating expenses:
Research and development expenses	(263,940)	(40,451)	(156,935)	(105,299)
Selling and marketing expenses (including related party amounts of RMB1,225, RMB806 and RMB543 (US$83) for the years ended December 31, 2018, 2019 and 2020, respectively)	(168,587)	(25,837)	(153,334)	(102,857)
General and administrative expenses (including related party amounts of nil, nil and RMB227 (US$35) for the years ended December 31, 2018, 2019 and 2020, respectively)	(293,800)	(45,027)	(132,157)	(88,299)
Total operating expenses	(726,327)	(111,315)	(442,426)	(296,455)
Loss from operations	(412,405)	(63,205)	(169,092)	(161,396)
Interest income	6,068	930	11,161	1,339
Interest expense	(667)	(102)	(8,989)	(17,951)
Other expense, net	(887)	(136)	(883)	(488)
Foreign exchange gain (loss) , net	(2,847)	(436)	1,486	999
Change in fair value of warrant liability	3,503	537	(2,839)	0
Loss before income tax	(407,235)	(62,412)	(169,156)	(177,497)
Income tax expenses	0	0	0	0
Net loss	(407,235)	(62,412)	(169,156)	(177,497)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(407,235)	(62,412)	(169,156)	(177,497)
Accretion of convertible preferred shares	(64,688)	(9,914)	(165,011)	(54,849)
Net loss attributable to ordinary shareholders	¥ (471,923)	$ (72,326)	¥ (334,167)	¥ (232,346)
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ 0	$ 0	¥ (14.23)	¥ (10.38)
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	0	0	23,483,915	22,378,876
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	¥ (176,888)	$ (27,109)	¥ 24,104	¥ (3,929)
Total comprehensive loss	(584,123)	(89,521)	(145,052)	(181,426)
Total comprehensive loss attributable to Burning Rock Biotech Limited's shareholders	¥ (584,123)	$ (89,521)	¥ (145,052)	¥ (181,426)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ (6.88)	$ (1.05)	¥ 0	¥ 0
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	51,309,631	51,309,631	0	0
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ (6.88)	$ (1.05)	¥ 0	¥ 0
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	17,324,848	17,324,848	0	0
Service [Member]
Revenues:
Revenues	¥ 311,184	$ 47,691	¥ 292,523	¥ 180,187
Cost of revenues:
Cost of revenues:	(80,132)	(12,281)	(78,837)	(60,688)
Product [Member]
Revenues:
Revenues	118,719	18,194	89,154	28,680
Cost of revenues:
Cost of revenues:	¥ (35,849)	$ (5,494)	¥ (29,506)	¥ (13,120)